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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21845

RALPH PARKS PORTFOLIOS TRUST

(Exact name of registrant as specified in charter)

Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford NY 14534

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (585) 248-5700

Date of fiscal year end:  June 30th

Date of reporting period:  July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Ralph Parks Portfolios Trust: Ralph Parks Cyclical Equity Fund										Item 1, Exhibit A1
Investment Company Act file number: 811-21845
Reporting Period: July 1, 2008 through December 31, 2008

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Research In Motion	RIMM	760975102	7/15/2008	1

The Election of directors referred to in the management information circular of the company dated May 28, 2008, namely James Balsillie, Mke Lazaridis, James Estill, David Kerr, Roger Martin, John Richardson, Barbara Stymiest and John  Wetmore

							RPCEX	Yes	For	For
					2	The re-appointment of Ernst & Young & Young LLP as independent auditors of the company and authorizing the directors to fix their remuneration
2	Global Sources LTD	GSOL	G39300101	8/22/2008	1	To remove Ernst & Young LLP as the company's independent auditor for the 2008 financial year with immediate effect (Resolution (1)).	RPCEX	Yes	For	For
2

Subject to the passing of resolution (1) to appoint Pricewaterhouse  Coopers as the company's independent auditor for the 2008 Financial Year, with Immediate Effect until the next annual general meeting.

3	IXYS Corporation	IXYS	46600W106	9/5/2008	1	01-Donald L Foucht 02-Samuel Kory 03-S.Joon Lee 04-Timothy A Richardson 05-James M Thorburn 06-Nathan Zommer	RPCEX	Yes	For	For
					2	To Approve the 2008 equity incentive plan under which 3,500,000 share of common stock of the company will be reserved for issuance
					3	To ratify the selection of BDO Seidman LLP as the independent registered public accounting firm of the company for its fiscal year ending March 31, 2009
4	Illunina Inc	ILMN	452327109	9/9/2008	1	Approval of amendment to the certificate of incorporation	RPCEX	Yes	For	For
5	Parlux Fragrances Inc	PARL	701645103	10/16/2008	1	01-Neil J Katz 02- Anthony D'Agostino 03-Esther Egozi Choukroun 04-Glenn H Gopman 05-Robert Mitzman 06-David Stone	RPCEX	Yes	For	For
					2	Ratification of Rachlin LLP as independent auditors for the fiscal year ending March 31 2009
6	Adaptec Inc	ADPT	00651F108	10/23/2008	1	01-Jon S Castor 02-Jack L Howard 03-Joseph S Kennedy 04-Robert J Loarie 05-John Mutch 06-John J Quicke 07-Lawrence J Ruisi 08-S. "Sundi" Sundaresh, 09-D.E. Van Houweling	RPCEX	Yes	For	For
					2	Approve amendment & Restatement of 2004equity incentive plan
					3	To grant authority to our board and compensation committee to grant awards under our 2006 director plan to directors affiliated with steel partners all as more fully described in the proxy statement
					4A	Authorize Board to amend certificate of incorporation to effect a reverse split of common stock at an exchange ration of 1-for-3
					4B	Aurthorize Board to amend cerficate of incorporation to effect a reverse split of common stock at an exchange ratio of 1-for-4
					4C	Authorize Board to amend certificate of incorporation to effect a reverse split of common stock at an exchange ration of 1-for-5
					5	To ratify the appointment of Price waterhouse Coopers LLP as our independent registered Public accounting firm for the fiscal year ending march 31 2009
7	United Natural Foods Inc	UNFI	911163103	12/12/2008	1	01-Michael S Funk 02-James P Heffernan 03-Steven L Spinner	RPCEX	Yes	For	For
2

To (1) spprove an amendment to the company's 2004 equity incentive plan (The 2004 Plan) increasing the number of shares of common stock reserved for issuance under the 2004 plan from 1,000,000 to 2,500,000 and (II) reapprove the performance criteria applicable to grants of performance-based awards granted under the 2004 plan

					3	To ratify the selection of KPMG LLP as our independentncentive registered public accounting firm for the fiscal year ending August 1, 2009

					4	The stockholder proposal regarding adoption of a vendor code of conduct

CONTENT KEY:
Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
Ticker - e.g., MSFT
Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
Management Recommendation - FOR or AGAINST

Ralph Parks Portfolios Trust: Ralph Parks Cyclical Equity Fund										Item 1, Exhibit A1
Investment Company Act file number: 811-21845
Reporting Period: January 30,2009 - June30, 2009

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Theravance, Inc	THRX	88338T104	4/24/2009	1

01-P.Roy Vagelos, MD., 02-Rick E Winningham, 03-Jeffrey M Drazan, 04-Robert V.  Gunderson, JR, 05-Arnold J. Levine, PH.D., 06-B.G. Malkiel, PH.D., 07-William H Waltrip, 08-G.M. Whitesides. PH.D., 09-William D Young

							RPCEX	Yes	For	For
					2

Approve an amendment to the theravance, inc employee stock purchase plan (ESPP) increasing the aggregate number of shares of common stock authorized for issuance under the ESPP by 550,000 shares, as described in the proxy statement

					3	Ratify the selection by the audit committee of the board of directors of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.
2	AFLAC Incorporated	AFL	1055102	5/4/2009	1

Election of 17 Directors of the Company Nominees: 1a Daniel P Amos 1b John Shelby Amos II 1c Paul S Amos II 1d Yoshiro Aoki 1e Michael H Armacost 1f Kriss Cloninger III 1g Joe Frank Harris 1h Elizabeth J Hudson 1i Kenneth S Janke Sr. 1j Douglas W Johnson 1k Robert B Johnson 1l Charles B Knapp 1m E.Stephen Purdom 1n Barbara K Rimer, Dr. PH 1o Marvin R Schuster 1p David Gary Thompson 1q Robert L Wright

							RPCEX	Yes	For	For
					2

To consider and approve the following advisory (non-binding) proposal:  Resolved, that the shareholders approve the overall executive pay-for-performance compensation policies and procedures employed by the Company, as described in the Compensation Discussion and Analysis and the tabular disclosure regarding named executive officer compensation in this Proxy Statement.

					3	Ratification of appointment of KPMG LLP as independent registered public accounting firm of the Company for the year ending December 31, 2009.
3	Skyworks Solutions, Inc.	SWKS	83088M102	5/12/2009	1	01-Balakrishnan S. Iter, 02-Thomas C Leonard, 03-Robert A Schriesheim	RPCEX	Yes	For	For
					2	To Approve the amended and restated 2005 long-term incentive plan
					3	To ratify the selection of KPMG LLP as the company's independent registered public accounting firm for fiscal year 2009
4	Synchronoss Technologies Inc.	SNCR	87157B103	5/14/2009	1	01- Williams J Cadogan 02-Stephen G Waldis	RPCEX	Yes	For	For
					2	To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2009
5	Leap Wireless International, Inc.	LEAP	521863308	5/21/2009	1	01-John D Harkey, Jr.,02-S Douglas Hutcheson, 03-Robert V Lapenta, 04-Mark H Rachesky, MD., 05-Michael B Targoff	RPCEX	Yes	For	For
					2	To ratify the selection of Pricewater House Coopers LLP as Leap's Independent Registered Public Accounting firm for the fiscal year ending December 31, 2009
					3

To Approve an amendment to the  Leap Wireless International Inc. 2004 Stock Option, restricted stock and deferred stockunit plan to increase the number of shares of common stock authorized for issuance under the plan by 1,000,000 shares.

6	Radiant Systems, Inc.	RADS	75025N102	6/3/2009	1	01-William A Clement, Jr., 02-Alon Goren	RPCEX	Yes	For	For
					2	To Transact such other business as may properly come before the meeting or any adjournments or postponements thereof
7	Global Sources LTD.	GSOL	G39300101	6/24/2009	1	01-Merle A Hinrichs 02-Roderick Chalmers	RPCEX	Yes	For	For
					2

To fix the number of Directors that comprise the whole board at nine (9) persons, declare any vacancies on the board to be casual vacancies and authorize the board to fill these vacancies on the board as and when it deems fit

					3	To approve the adoption of the "Global Sources LTD, directors purchase plan (updated effective as of January 1, 2009)
					4	To re-appoint Price Waterhouse Coopers LLP as the company's independent auditors until the next annual general meeting
8	Canadian Solar Inc.	CSIQ	136635109	6/29/2009	1	To elect as directors of the corporation the five individuals identified as managements proposed nominees in the accompanying management information circular	RPCEX	Yes	For	For
					2	To reappoint Deloitte & Touche Tohmatsu CPA, LTD., as auditors of the corporation and to authorize the directors of the corporation to fix their remuneration
					3	To approve the reorganization resolution attached as schedule B to the accompanying management information circular

	CONTENT KEY:
	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
	Ticker - e.g., MSFT
	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
	Management Recommendation - FOR or AGAINST

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

RALPH PARKS PORTFOLIOS TRUST

By (Signature and Title)*        /s/ Ralph Parks

         Ralph Parks, President

Date July 12, 2009